united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Pinnacle Dynamic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.8%
	EQUITY FUNDS - 97.8%
20,765	First Trust Brazil AlphaDEX Fund	$358,612
2,665	First Trust Dow Jones Internet Index Fund *	370,755
15,340	First Trust Latin America AlphaDEX Fund	349,138
8,875	First Trust Nasdaq Semiconductor ETF	365,650
7,317	First Trust NASDAQ-100 Technology Index Fund	732,432
2,470	First Trust NYSE Arca Biotechnology Index Fund *	367,338
4,800	First Trust Technology AlphaDEX Fund	348,336
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,702,444)	2,892,261

	TOTAL INVESTMENTS - 97.8% (Cost $2,702,444)	$2,892,261
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	65,689
	NET ASSETS - 100.0%	$2,957,950

* - Non income producing security
ETF - Exchange Traded Funds

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.8%
	EQUITY FUNDS - 98.8%
13,960	First Trust Health Care AlphaDEX Fund *	$1,175,432
25,905	First Trust Industrials/Producer Durables AlphaDEX Fund	1,169,093
140,870	First Trust S&P REIT Index Fund	3,679,524
20,215	Invesco QQQ Trust Series 1	4,297,911
12,935	iShares Core S&P 500 ETF	4,181,109
21,465	iShares S&P 500 Growth ETF	4,156,483
32,395	iShares S&P 500 Value ETF	4,214,266
8,445	iShares US Financials ETF	1,163,552
5,200	iShares US Technology ETF	1,209,520
14,440	SPDR Dow Jones Industrial Average ETF Trust	4,116,844
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,359,297)	29,363,734

	TOTAL INVESTMENTS - 98.8% (Cost $26,359,297)	$29,363,734
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	372,382
	NET ASSETS - 100.0%	$29,736,116

* - Non income producing security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipts
S&P - Standard and Poor's

Pinnacle TrendRating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 89.0%
	COSMETICS / PERSONAL CARE - 3.3%
470	Estee Lauder Cos., Inc.	$97,074

	DIVERSIFIED FINANCIAL SERVICES - 8.4%
424	Mastercard, Inc.	126,602
656	Visa, Inc.	123,262
		249,864
	ELECTRIC - 3.3%
407	NextEra Energy, Inc.	98,559

	ENVIRONMENTAL CONTROL - 3.3%
1,106	Republic Services, Inc.	99,131

	HEALTHCARE-PRODUCTS - 11.5%
777	Danaher Corp.	119,254
523	Edwards Lifesciences Corp. *	122,011
303	Thermo Fisher Scientific, Inc.	98,436
		339,701
	INSURANCE - 6.9%
548	Aon PLC	114,143
1,250	Progressive Corp.	90,487
		204,630
	MEDIA - 3.5%
1,438	Thomson Reuters Corp.	102,961

	PHARMACEUTICALS - 4.6%
1,018	Zoetis, Inc.	134,732

	PRIVATE EQUITY - 3.5%
1,837	Blackstone Group, Inc.	102,762

	RETAIL - 20.5%
84	AutoZone, Inc. *	100,070
325	Costco Wholesale Corp.	95,524
747	Dollar General Corp.	116,517
394	Lululemon Athletica, Inc. *	91,278
937	Ross Stores, Inc.	109,086
730	Target Corp.	93,593
		606,068
	SEMICONDUCTORS - 11.5%
2,850	Advanced Micro Devices, Inc. *	130,701
1,782	Applied Materials, Inc.	108,773
342	Lam Research Corp.	100,001
		339,475
	SOFTWARE - 4.6%
858	Microsoft Corp.	135,307

	TELECOMMUNICATIONS - 4.1%
757	Motorola Solutions, Inc.	121,983

	TOTAL COMMON STOCK (Cost $2,388,122)	2,632,247

	REIT - 3.0%
1,066	Welltower, Inc.	87,177
	TOTAL REITS (Cost $94,286)	87,177

	TOTAL INVESTMENTS - 92.0% (Cost $2,482,408)	$2,719,424
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%	237,943
	NET ASSETS - 100.0%	$2,957,367

* - Non income producing security
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Pinnacle Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at NAV. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Pinnacle Dynamic Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,892,261	$-	$-	$2,892,261
Total	$2,892,261	$-	$-	$2,892,261

Pinnacle Multi-Strategy Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,363,734	$-	$-	$29,363,734
Total	$29,363,734	$-	$-	$29,363,734

Pinnacle Trendrating Innovative Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$2,632,247	$-	$-	$2,632,247
REIT	87,177		-	$87,177
Total	$2,719,424	$-	$-	$2,719,424

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Pinnacle Dynamic Growth Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,705,959	$188,994	$(2,692)	$186,302

Pinnacle Multi-Strategy Core Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$26,922,669	$2,441,065	$-	$2,441,065

Pinnacle Trendrating Innovative Equity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,483,227	$256,075	$(19,878)	$236,197

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski,

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/2/2020